ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	12 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES COMPANY

Details of the subsidiaries of the Company as of September 30, 2021 were set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Bon Natural Life	December 11, 2019	Cayman Islands	Parent, 100%	Investment holding

Tea Essence	January 9, 2020	Hong Kong	100%	Investment holding

Xi’an CMIT	April 9, 2020	Xi.an City, PRC	100%	WOFE, Investment holding
Xi’an Youpincui	September 8, 2021	Xi.an City, PRC	100%	WOFE, Investment holding
VIE of the Company:
Xi’an App- Chem Bio (Tech)	April 23, 2006	Xi’an City, PRC	VIE	General administration and sales of the Company’s products to customers
Bon Operating Companies (owned by VIE)
App-Chem Health	April 17, 2006	Tongchuan City, PRC	100% owned by VIE	Registered owner of land with an area of 12,904 square meters, no other business activities
App-Chem Ag-tech	April 19, 2013	Dali County, PRC	100% owned by VIE	Product manufacturing
Xi’an YH	September 15, 2009	Xi.an City, PRC	100% owned by VIE	Research and development of product
App-Chem Guangzhou	April 27, 2018	Guangzhou City, PRC	100% owned by VIE	Raw material purchase
Tongchuan DT	May 22, 2017	Tongchuan City, PRC	100% owned by VIE	Product manufacturing
Gansu BMK	March 11, 2020	Jinquan City, PRC	100% owned by VIE	Raw material purchase
Xi’an DT	April 24, 2015	Xi’an City, PRC	75% owned by VIE	Research and development of product
Tianjin YHX	September 16, 2019	Tianjin City, PRC	51% owned by VIE	Raw material purchase

SCHEDULE OF FINANCIAL STATEMENT AMOUNTS AND BALANCES OF VIE

	September 30, 2021	September 30, 2020

Current assets	$14,860,224	$10,840,214
Non-current assets	20,735,714	14,362,015
Total assets	$35,595,938	$25,202,229
Current liabilities	$7,283,758	$11,696,969
Non-current liabilities	2,349,188	2,482,251
Total liabilities	$9,632,946	$14,179,220

	For the years ended September 30,
	2021	2020	2019
Revenue	$25,494,564	$18,219,959	$16,396,018
Net income	$4,902,246	$3,098,317	$2,562,636

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION (continued)

	For the years ended September 30,
	2021	2020	2019
Net cash provided by operating activities	$4,437,583	$2,643,076	$7,104,822
Net cash used in investing activities	(6,443,745)	(3,003,043)	(8,429,958)
Net cash provided by financing activities	$3,493,925	$112,492	$804,680